Subsidiaries with material non-controlling interest - Statements of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Sales of goods	$ 1,154,605	$ 823,845	$ 824,802
Net Profit (loss)	416,263	32,682	602,935
Attributable to non-controlling interests	13,574	12,827	385
Sociedad Minera El Brocal S.A.A
Disclosure of subsidiaries [line items]
Sales of goods	437,884	432,616	400,994
Net Profit (loss)	35,333	31,454	362
Attributable to non-controlling interests	13,628	12,855	239
Apu Coropuna S.R.L.
Disclosure of subsidiaries [line items]
Sales of goods	0	0	0
Net Profit (loss)	(178)	(93)	(496)
Attributable to non-controlling interests	$ (54)	$ (28)	$ (149)